Other Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Accrued Liabilities [Abstract]
Deferred income	$ 338	$ 94
Refundable deposits	160	0
Special distribution repayable to Gulfstream (See Note 7 - Investing Activities)	0	149
Other, including other loss contingencies	306	226
Other accrued liabilities	$ 804	$ 469